Harbor International & Global Funds Supplement to Prospectus dated March 1, 2013

Harbor International Growth Fund

The Fees and Expenses Table and the Expense Example for Harbor International Growth Fund are also being restated below to reflect a reduction in the Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement for each share class of Harbor International Growth Fund.

The following replaces the information under the heading “Fees and Expenses of the Fund” beginning on page 4 of the Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses[2]	0.25%	0.25%	0.37%
Total Annual Fund Operating Expenses[2]	1.00%	1.25%	1.37%
Expense Reimbursement[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Expense Reimbursement[1,2]	0.85%	1.10%	1.22%
[1]     The Adviser has contractually agreed to limit the Fund’s operating expenses through May 20, 2014. Only the Board of Trustees may modify or terminate this agreement.

[2]     Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$87	$303	$538	$1,211
Administrative	$112	$382	$672	$1,498
Investor	$124	$419	$736	$1,633

The following replaces the information under the heading “Principal Investment Strategy” beginning on page 4 of the Prospectus:

Principal Style Characteristics: Foreign companies selected for long-term growth potential.

The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in equity securities, including common and preferred stocks, of foreign companies that Baillie Gifford Overseas Limited (the “Subadviser”) believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in companies that are located in or economically tied to at least three different countries outside of the United States.

The Subadviser primarily uses proprietary, fundamental research to seek to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics, such as superior profit margins on invested capital. The Subadviser normally evaluates these characteristics over a 3 to 5 year time horizon. The Subadviser may, from time to time and at its discretion, seek to hedge the value of a portion of the Fund’s foreign currency exposure to attempt to preserve the value of the Fund’s investments in U.S. dollar terms. However, the Subadviser does not normally expect to hedge the Fund’s foreign currency exposure.

When evaluating individual companies for investment, the Subadviser normally focuses on the following:
  Opportunity: The Subadviser looks for companies that have identifiable and sustainable competitive advantages, which will enable the company to achieve above average growth rates. These competitive advantages include the degree to which there are barriers to entry in the market, the uniqueness of the company’s product offerings, any enduring cost or technology advantages and the loyalty of the company’s customers.
  Execution: The Subadviser looks for companies that have management teams that are capable of capitalizing on the opportunities available to them. This analysis involves an assessment of the strength of the company’s financial position, including its ability to fund growth opportunities internally through sufficiently attractive profit margins, and an assessment of the management team’s actions, including how management chooses to put excess capital to work through reinvestment or acquisitions.
  Valuation: After identifying a pool of companies with attractive growth opportunities and capable management teams, the Subadviser then focuses on identifying those companies that are undervalued relative to their current stock price based upon the Subadviser’s view of the company’s future growth potential.
The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a material diminution to either the company’s growth opportunity or in the level of confidence the Subadviser has in company management’s ability to exploit that opportunity. This may occur as a result of a new technological or competitive threat to the company or industry or to an unexpected change in strategic direction from company management. The Subadviser also regularly considers the company’s valuation, and whether the current stock price has risen to a level that better reflects the Subadviser’s view of the company’s future growth potential. However, the Subadviser does not normally trade based upon short-term price movements, as it considers such moves to be poor predictors of long-term results.